FINANCIAL INCOME/(EXPENSE) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Related parties	R$ 311,335	R$ 245,336	R$ 225,149
Income from financial investments	1,034,063	952,779	826,028
Updated shares – Fair value through profit or loss			308,309
Dividends receivable	7,663	2,512	52,516
Interest and fines	69,934	77,480	82,634
Other income	93,812	119,956	161,111
Total financial income	1,516,807	1,398,063	1,655,747
Financial expenses
Borrowings and financing - foreign currency	(2,221,823)	(2,334,763)	(1,567,508)
Borrowings and financing - local currency	(2,092,298)	(1,895,650)	(2,096,805)
Capitalized interest	403,302	206,764	182,799
Updated shares – Fair value through profit or loss	(57,562)	(632,612)
Related parties	(4,528)	(6,602)	(8,249)
Lease liabilities	(105,771)	(94,034)	(76,514)
Interest and fines	(186,329)	(119,765)	(146,222)
Interest on forfaiting operations	(184,692)	(363,538)	(465,574)
(-) Adjusted present value of trade payables	(493,244)	(354,027)	(353,774)
Commission, bank fees, guarantee and bank fees	(193,304)	(373,859)	(199,505)
PIS/COFINS over financial income	(79,483)	(122,263)	(87,144)
Other financial expenses	(1,236,843)	(873,918)	(533,581)
Total financial expenses	(6,452,575)	(6,964,267)	(5,352,077)
Others financial items, net
Foreign exchange and monetary variation, net	(1,340,576)	483,489	(524,302)
Gains and (losses) on exchange derivatives (*)	(218,503)	(750,102)	69,250
Exchange rate fluctuations in iron ore	(1,345)	19,445
Total others financial items, net	(1,560,424)	(247,167)	(455,052)
Financial income (expenses)	(8,012,999)	(7,211,434)	(5,807,129)
Financial income (expenses), net	(6,496,192)	(5,813,371)	(4,151,382)
(*) Statement of gains and (losses) on derivative transactions (note 15.c)
Exchange rate swap Real x Dollar	(180,672)	188,364	(96,602)
Exchange rate swap Dollar x Euro			9,567
Interest rate swap CDI x IPCA	(69,762)	(791,937)	112,694
Exchange rate swap CDI x Dollar	31,931	(146,529)	43,591
Total	R$ (218,503)	R$ (750,102)	R$ 69,250